22,263-8                        Exchange Act-Forms                  1868 4-28-99

                                    FORM 13F

                                                  ------------------------------
                                                           OMB APPROVAL
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                                                  OMB Number:          3235_0006
                                                  Expires:      October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/99

            Check here if Amendment [ ]; Amendment Number: __________

                       This Amendment (Check only one.):

                   [ ] is a restatement.

                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  Accel Internet/Strategic Technology Fund Associates L.L.C.
Address:  428 University Avenue, Palo Alto, CA  94301___________________________
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
Form 13F File Number:  28-______________________________________________________

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  G. Carter Sednaoui

Title:  Managing Member

Phone:  609 683-4500

Signature, Place, and Date of Signing:

/s/ G. Carter Sednaoui
[Signature]

Princeston, New Jersey__________________________________________________________
[City, State]

2/10/00_________________________________________________________________________
[Date]

Report Type (Check only one.):

X 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
         None
Form 13F Information Table Entry Total:
         12
Form 13F Information Table Value Total:
         $366,895 (thousands)
List of Other Included Managers:
None

                                                     FORM 13F INFORMATION TABLE

                                                                                                                 Voting Authority
                                                              Value      Shares/ Sh/ Put/ Invstmt Other         --------------------
      Name of Issuer           Title of class CUSIP         (x$1000)     PrnAmt  Prn Call Dscretn Managers      Sole   Shared   None

NorthPoint Communications Gro  COM            666610100       23,964      998510 SH        Sole                998510
Portal Software, Inc.          COM            736126103      176,159     1712362 SH        Sole              17123620
Agile Software, Inc.           C0M            00846X105       24,119      111036 SH        Sole                111036
Informix Corporation           COM            456779107        2,576      225262 SH        Sole                225262
Broadbase Software, Inc.       COM            11130R100       10,880       96710 SH        Sole                 96710
Foundry Networks, Inc.         C0M            35063R100      110,195      365262 SH        Sole                365262
Allaire Corp.                  COM            016714107      131,080         904 SH        Sole                   904
Interwoven, Inc.               COM            45114T102       17,685      145410 SH        Sole                145410
InterDent, Inc.                C0M            45114T102          745       56669 SH        Sole                 56669
Excite/AtHome                  COM            045919107          163        3792 SH        Sole                  3792
FVC.COM, Inc.                  COM            30266P100          245       20954 SH        Sole                 20954
Actuate Corporation            C0M            00508B102           32         753 SH        Sole                   753